Contents of Significant Accounts - Accounts Receivable, Net - Additional Information (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Top of range [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.20%	0.20%	0.20%